STOCK OPTIONS (Details) - Option [Member]	6 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	Feb. 29, 2016	Feb. 28, 2015
Expected volatility, minimum	98.98%	113.47%
Expected volatility, maximum	102.74%	123.55%
Expected volatility			117.00%	114.78%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	98.98%	111.347%
Risk-free interest rate, maximum	102.74%	123.55%
Risk-free interest rate			1.72%	1.64%
Expected Term	5 years 5 months 19 days	6 years 25 days	6 years 2 months 26 days	5 years 7 months 6 days